Note 12 - Benefit Plans	6 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Compensation and Employee Benefit Plans [Text Block]

Note 12 - Benefit Plans

Directors’ Retirement Plan

The Bank has a Directors’ Retirement Plan, which provides that certain directors meeting specified age and service requirements may retire and continue to be paid. This plan is unfunded.

The following table sets forth the accumulated benefit obligation, the changes in the plan’s projected benefit obligation and the plan’s funded status as of and for each period presented.

	As of and for the Six Months Ended December 31,	As of and for the Years Ended June 30,
	2014	2014	2013
	(Dollars in thousands)

Accumulated benefit obligation – ending	$1,416	$1,356	$1,231

Projected benefit obligation – beginning	$1,454	$1,380	$1,340
Service cost	11	22	17
Interest cost	32	67	56
Actuarial loss	71	19	(10)
Benefit payments	(17)	(34)	(23)
Plan Amendments	(115)	—	—

Projected benefit obligation – ending	$1,436	$1,454	$1,380

Plan assets at fair value – beginning	$—	$—	$—
Employer contribution	17	34	23
Benefit payments	(17)	(34)	(23)

Plan assets at fair value – ending	$—	$—	$—

Funded status at end of year (included in other liabilities)	$1,436	$1,454	$1,380

Assumptions:
Discount rate	4.00%	4.50%	5.00%
Rate of compensation increase	3.00%	3.00%	3.00%

Net periodic pension cost included the following:

	Six Months Ended December 31,		Years Ended June 30,
	2014	2013	2014	2013
		(Unaudited)
	(Dollars in thousands)

Service cost	$11	$11	$22	$17
Interest cost	32	33	67	56
Amortization of unrecognized loss	11	8	17	33
Amortization of unrecognized past service liability	—	2	4	11

Net periodic pension cost	$54	$54	$110	$117

Assumptions:
Discount rate	4.50%	5.00%	5.00%	4.25%
Rate of compensation	3.00%	3.00%	3.00%	3.00%

For the year ending December 31, 2015, the Bank expects to contribute $69,000 to the plan.

Estimated future benefit payments for the years ending December 31, which reflect expected future service, as appropriate, are as follows (in thousands):

2015			$69
2016			98
2017			104
2018			114
2019			131
2020	–	2024	714

As of December 31, 2014 and June 30, 2014 and 2013, unrecognized past service liabilities and actuarial losses aggregating approximately $186,000, $240,000 and $244,000, respectively, were included, net of income taxes of $74,000, $96,000 and $98,000, respectively, in accumulated other comprehensive loss. Approximately $15,000 of this amount is expected to be recognized as a component of net periodic pension cost during the year ending December 31, 2015.

Executive Incentive Retirement Plan

The Bank has an unfunded, non-qualified executive incentive retirement plan covering all eligible executives. The plan provides for either a lump sum payment or equal annual installments for a period of fifteen years commencing on the first day of the calendar month following the termination of employment due to retirement, resignation, disability or death. The amount payable is based on the vested balance of the executive’s accumulated awards plus interest. The annual awards are based upon the executive’s base salary in effect at the beginning of the plan year and the Bank’s net income for the prior fiscal year. The percentage vested is based on the sum of the executive’s age and years of service.

The following table sets forth the accumulated benefit obligation, changes in the plan’s projected benefit obligation and the plan’s funded status as of and for each period presented:

	As of and for the Six Months Ended December 31,	As of and for the Years Ended June 30.
	2014	2014	2013
	(Dollars in thousands)

Accumulated benefit obligation – ending	$592	$459	$442

Projected benefit obligation – beginning	$459	$442	$472
Service cost	18	39	47
Interest cost	10	22	20
Actuarial loss (gain)	105	(22)	(76)
Benefits paid	—	(22)	(21)

Projected benefit obligation and funded status – ending (included in other liabilities)	$592	$459	$442

Assumption:
Discount rate	4.00%	4.50%	5.00%

Net periodic pension cost included the following:

	Six Months Ended December 31,		Years Ended June 30,
	2014	2013	2014	2013
		(Unaudited)
	(Dollars in thousands)

Service cost	$18	$20	$39	$47
Interest cost	10	11	22	20
Amortization of unrecognized loss	(15)	(14)	(28)	(16)
Net periodic pension cost	$13	$17	$33	$51

Assumptions:
Discount rate	4.50%	5.00%	5.00%	4.25%

Executive Incentive Retirement Plan (Continued)

For the year ending December 31, 2015, the Bank expects to contribute $34,000 to the plan. Estimated future benefit payments for the years ending December 31, which reflect expected future service, as appropriate, are as follows (in thousands):

2015			$34
2016			34
2017			35
2018			36
2019			37
2020	–	2024	228

As of December 31, 2014 and June 30, 2014 and 2013, actuarial gains of approximately $62,000, $182,000 and $188,000, respectively, were included, net of income taxes of $24,000, $73,000 and $75,000, respectively, in accumulated other comprehensive loss. Approximately $1,000 of this amount is expected to be recognized as a component of net periodic pension cost during the year ending December 31, 2015.

401(k) Savings and Profit Sharing Plan

The Bank sponsors a savings and profit sharing plan, pursuant to Section 401(k) of the Internal Revenue Code (“IRC”), for all eligible employees. The plan has a profit sharing component paid annually by the Bank of 3% of each eligible employee’s compensation. Employees may also elect to defer up to 80% of their compensation, subject to IRC limitations. The Bank will match 50% of the first 6% of the employee’s salary deferral up to a maximum of 3% of each employee’s compensation. The Plan expense amounted to approximately $32,000 and $25,000 (unaudited) for the six months ended December 31, 2014 and 2013 and $53,000 and $48,000 for the years ended June 30, 2014 and 2013, respectively. The Bank terminated the annual 3% profit sharing component of the plan, effective December 31, 2012, but still matches 50% of the first 6% of the employee’s salary deferral up to a maximum of 3% of each employee’s compensation.

Employee Stock Ownership Plan

Effective upon completion of the Company’s initial public stock offering, the Bank established an Employee Stock Ownership Plan (“ESOP”) for all eligible employees who complete a twelve-month period of employment with the Bank, have attained the age of 21 and have completed at least 1,000 hours of service in a plan year. The ESOP used $2.0 million in proceeds from a term loan obtained from the Company to purchase 202,342 shares of Company common stock. The term loan principal is payable over 48 equal quarterly installments through December 31, 2018. The interest rate on the term loan is 8.25%. Each quarter, the Bank intends to make discretionary contributions to the ESOP, which will be equal to principal and interest payments required on the term loan. The ESOP may further pay down the loan with dividends paid, if any, on the Company common stock owned by the ESOP. Shares purchased with the loan proceeds provide collateral for the term loan and are held in a suspense account for future allocations among participants. Base compensation is the basis for allocation to participants of contributions to the ESOP and shares released from the suspense account, as described by the ESOP, in the year of allocation.

ESOP shares pledged as collateral were initially recorded as unallocated ESOP shares in the consolidated statement of financial condition. On a monthly basis, 1,405 shares are allocated and compensation expense is recorded equal to the number of allocated shares multiplied by the monthly average market price of the Company’s common stock and the allocated shares become outstanding for basic earnings per common share computations. The difference between the fair value of shares and the cost of the shares allocated by the ESOP is recorded as an adjustment to paid-in capital. ESOP compensation expense was approximately $76,000 and $63,000 (unaudited) for the six months ended December 31, 2014 and 2013 and $131,000 and $111,000 for the years ended June 30, 2014 and 2013, respectively.

ESOP shares at December 31, 2014 and at June 30, 2014 and 2013 are summarized as follows:

	At December 31,	At June 30,
	2014	2014	2013

Allocated shares – beginning	126,464	109,602	92,741
Shares allocated during the year	8,431	16,862	16,861
Allocated shares – ending	134,895	126,464	109,602

Total ESOP Shares	202,342	202,342	202,342

Fair value of unallocated shares	$682,076	$614,612	$669,576

Stock-Based Compensation

The Company maintains the MSB Financial Corp. 2008 Stock Compensation and Incentive Plan (the “2008 Plan”). Under this plan, the Company may grant options to purchase up to 275,410 shares of Company’s common stock. At December 31, 2014 and at June 30, 2014 and 2013, there were no shares remaining for future option grants under the plan.

On May 9, 2008, options to purchase 275,410 shares of common stock at an exercise price of $10.75 per share were awarded and will expire no later than ten years following the grant date. The options granted vest over a five-year service period, with 20% of the awards vesting on each anniversary date of grant. The fair value of the options granted, as computed using the Black-Scholes option-pricing model, was determined to be $2.99 per option on the date of grant based upon the following underlying assumptions: a risk-free interest rate, expected option life, expected stock price volatility, and dividend yield of 3.33%, 6.5 years, 24.23%, and 1.11%, respectively.

Management recognized compensation expense for the fair value of the options, which have graded vesting, on a straight-line basis over the requisite service period of the awards. As of May 9, 2013 all shares in the plan became vested and the Company did not record any stock option expense during the six months ended December 31, 2014 or 2013 (unaudited) or the fiscal year ended June 30, 2014 compared to $137,000 in stock option expense along with a $19,000 income tax benefit recorded during the fiscal year ended June 30, 2013.

A summary of stock options at December 31, 2014 and June 30, 2014 and 2013 was as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Term (in years)	Value

Outstanding at June 30, 2013	275,410	10.75	4.8	$—
Outstanding at June 30, 2014	275,410	10.75	3.8	$—

Outstanding at December 31, 2014	275,410	10.75	3.3	$—

Exercisable at December 31, 2014	275,410	10.75	3.3	$—

Shares issued upon the exercise of stock options are planned to be issued from treasury stock. The 275,410 options outstanding as of December 31, 2014 are fully vested. There is no unrecognized compensation expense related to these options as of December 31, 2014.

On November 9, 2009, the Company’s stockholders approved an amendment to the 2008 Plan to increase the number of shares of the Company’s common stock authorized for issuance under the 2008 Plan from 275,410 to 385,574, with such additional shares to be available for awards in the form of restricted stock awards. On November 24, 2009, the Company purchased 110,164 shares of its common stock at a purchase price of $932,000, which amount, was charged to paid-in capital. On December 14, 2009, the Board of Directors granted 110,164 shares of restricted stock to certain employees and directors. The restricted stock awards are to be vested over a five year period and expensed accordingly based on the fair value at the date of grant. For each of the six months ended December 31, 2014 and 2013 and the fiscal years ended June 30, 2014 and 2013, the Company recognized approximately $82,000, $90,000 (unaudited), $180,000 and $180,000, respectively, in stock-based compensation expense related to restricted stock awards along with an income tax benefit of $32,000, $36,000 (unaudited), $72,000 and $72,000, respectively. At December 31, 2014, 884 shares were available for grants under the 2008 Plan.

The following is a summary of the activity related to the Company’s restricted stock awards for the six months ended December 31, 2014 and the year ended June 30, 2014:

		Weighted
		Average
	Restricted	Grant Date
	Stock	Fair Value
Unvested at June 30, 2013	44,076	$8.15
Vested	(21,584)	8.15
Unvested at June 30, 2014	22,492	8.15
Vested	(21,608)	8.15
Forfeited	(884)	8.15
Unvested at December 31, 2014	-	8.15